John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 7/31/2023

Fund’s investments
As of 7-31-23 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,907,824,700
(Cost $1,704,713,725)
Communication services 7.0%		138,596,015
Entertainment 3.3%
Madison Square Garden Sports Corp.	209,738	44,621,754
Playtika Holding Corp. (A)	1,644,101	19,630,566
Interactive media and services 3.0%
Bumble, Inc., Class A (A)	1,671,201	30,950,643
Yelp, Inc. (A)	643,392	28,984,810
Media 0.7%
WideOpenWest, Inc. (A)	1,748,573	14,408,242
Consumer discretionary 8.5%		168,121,850
Automobile components 0.7%
Atmus Filtration Technologies, Inc. (A)	573,023	13,666,599
Hotels, restaurants and leisure 1.1%
First Watch Restaurant Group, Inc. (A)	1,181,873	22,030,113
Household durables 1.2%
Universal Electronics, Inc. (A)(B)	682,976	7,628,842
Vizio Holding Corp., Class A (A)	2,168,850	16,157,933
Leisure products 1.2%
Malibu Boats, Inc., Class A (A)	390,902	23,434,575
Specialty retail 3.2%
Boot Barn Holdings, Inc. (A)	333,737	31,337,904
Lithia Motors, Inc.	105,140	32,649,124
Textiles, apparel and luxury goods 1.1%
Columbia Sportswear Company	269,899	21,216,760
Consumer staples 3.0%		57,939,521
Consumer staples distribution and retail 1.9%
Performance Food Group Company (A)	309,718	18,508,748
The Chefs’ Warehouse, Inc. (A)	493,220	17,923,615
Household products 1.1%
Central Garden & Pet Company, Class A (A)	562,720	21,507,158
Energy 4.1%		79,828,876
Oil, gas and consumable fuels 4.1%
Chord Energy Corp.	172,494	27,053,959
Magnolia Oil & Gas Corp., Class A	1,671,188	37,016,814
PDC Energy, Inc.	207,644	15,758,103
Financials 9.7%		190,833,540
Banks 8.1%
Atlantic Union Bankshares Corp.	891,382	28,506,396
Banner Corp.	498,366	23,727,205
Independent Bank Group, Inc.	689,087	30,919,334
Pinnacle Financial Partners, Inc.	377,651	28,663,711
SouthState Corp.	349,551	27,149,626
Univest Financial Corp.	1,026,897	20,024,492
Financial services 1.6%
Compass Diversified Holdings	1,413,350	31,842,776
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 12.7%		$249,482,722
Biotechnology 1.0%
ACADIA Pharmaceuticals, Inc. (A)	202,758	5,928,644
Ionis Pharmaceuticals, Inc. (A)	185,389	7,680,666
Ultragenyx Pharmaceutical, Inc. (A)	152,374	6,570,367
Health care equipment and supplies 5.2%
AngioDynamics, Inc. (A)	26,350	228,982
Envista Holdings Corp. (A)	416,843	14,343,568
Integer Holdings Corp. (A)	90,931	8,409,299
Integra LifeSciences Holdings Corp. (A)	455,501	20,711,630
Lantheus Holdings, Inc. (A)	121,953	10,547,715
NuVasive, Inc. (A)	528,685	21,787,109
Teleflex, Inc.	99,522	24,996,941
Health care providers and services 4.5%
Acadia Healthcare Company, Inc. (A)	257,786	20,372,828
Henry Schein, Inc. (A)	269,085	21,201,207
Option Care Health, Inc. (A)	708,904	23,946,777
Patterson Companies, Inc.	693,585	22,812,011
Life sciences tools and services 1.0%
Charles River Laboratories International, Inc. (A)	96,559	20,232,973
Pharmaceuticals 1.0%
Prestige Consumer Healthcare, Inc. (A)	302,285	19,712,005
Industrials 20.2%		397,892,185
Aerospace and defense 2.1%
Hexcel Corp.	329,633	23,298,460
Mercury Systems, Inc. (A)	474,877	18,035,828
Building products 5.9%
Gibraltar Industries, Inc. (A)	277,845	17,968,236
Hayward Holdings, Inc. (A)	1,778,646	23,762,711
PGT Innovations, Inc. (A)	953,752	27,286,845
The AZEK Company, Inc. (A)	635,338	19,822,546
Zurn Elkay Water Solutions Corp.	919,221	27,981,087
Commercial services and supplies 1.0%
Healthcare Services Group, Inc.	1,592,639	20,083,178
Construction and engineering 5.5%
Arcosa, Inc.	523,671	40,416,928
EMCOR Group, Inc.	174,309	37,483,407
MasTec, Inc. (A)	258,980	30,494,895
Machinery 4.7%
Crane Company	251,779	23,589,175
Crane NXT Company	497,163	29,407,191
The Timken Company	414,222	38,464,655
Professional services 1.0%
WNS Holdings, Ltd., ADR (A)	286,457	19,797,043
Information technology 22.2%		436,667,296
Electronic equipment, instruments and components 1.2%
Advanced Energy Industries, Inc.	191,431	23,963,333
Semiconductors and semiconductor equipment 7.4%
Allegro MicroSystems, Inc. (A)	426,160	21,994,118
Alpha & Omega Semiconductor, Ltd. (A)	737,118	24,236,440
Ambarella, Inc. (A)	295,745	24,671,048
MACOM Technology Solutions Holdings, Inc. (A)	309,452	21,636,884
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (A)	246,698	$22,279,296
Veeco Instruments, Inc. (A)	1,085,611	30,570,806
Software 13.6%
Adeia, Inc.	2,152,234	25,869,853
CommVault Systems, Inc. (A)	441,143	34,378,274
CyberArk Software, Ltd. (A)	192,722	31,993,779
Progress Software Corp.	456,176	27,397,931
Tenable Holdings, Inc. (A)	743,501	36,178,759
Varonis Systems, Inc. (A)	1,083,297	31,090,624
Xperi, Inc. (A)	1,731,309	22,714,774
Yext, Inc. (A)	2,441,013	23,726,646
Zuora, Inc., Class A (A)	2,895,544	33,964,731
Materials 3.5%		69,024,232
Chemicals 1.8%
Avient Corp.	858,587	34,798,531
Construction materials 1.7%
Summit Materials, Inc., Class A (A)	945,984	34,225,701
Real estate 5.2%		101,678,564
Hotel and resort REITs 1.4%
Sunstone Hotel Investors, Inc.	2,742,562	27,946,707
Industrial REITs 3.8%
EastGroup Properties, Inc.	210,282	37,257,765
First Industrial Realty Trust, Inc.	705,495	36,474,092
Utilities 0.9%		17,759,899
Multi-utilities 0.9%
Unitil Corp.	341,274	17,759,899

	Yield (%)	Shares	Value
Short-term investments 2.0%			$39,713,674
(Cost $39,708,834)
Short-term funds 2.0%			39,713,674
John Hancock Collateral Trust (C)	5.2927(D)	3,973,354	39,713,674

Total investments (Cost $1,744,422,559) 99.0%	$1,947,538,374
Other assets and liabilities, net 1.0%	20,287,679
Total net assets 100.0%	$1,967,826,053

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 7-31-23.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of July 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,973,354	$105,143,815	$479,707,119	$(545,152,428)	$9,322	$5,846	$2,367,881	—	$39,713,674
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended July 31, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Sciplay Corp., Class A*	—	$9,930,829	$6,911,049	$(22,921,446)	$6,835,215	$(755,647)	—	—	—
Universal Electronics, Inc.	682,976	13,390,552	709,685	(80,962)	(60,979)	(6,329,454)	—	—	$7,628,842
					$6,774,236	$(7,085,101)	—	—	$7,628,842

*	The security was an affiliate during the period but not an affiliate at the beginning or end of the period. Security was sold prior to period end.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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